Comprehensive Income (Loss) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive loss for the period	$ 12,612	$ 7,090
Total comprehensive income for the period	$ 33,069	$ 37,029